Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment reporting

Note 8. Segment reporting

Segment information is presented at a combination of geographical segments and business units, consistent with the information that is available and evaluated regularly by the chief operating decision maker.

The Group operates its business through five segments which are its reportable segments for financial reporting purposes: Procaps Colombia, Central America North (“CAN”), Central America South and North Andes (“CASAND”), NextGel and Diabetrics. Segment management, the respective Vice Presidents, are responsible for managing performance, underlying risks and operations. Management uses a broad set of performance indicators, to measure segment performance and to make decisions around resource allocation.

The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.

	NextGel			Procaps Colombia			CAN			CASAND
Year December 31, 2024	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	221,707	(98,753)	122,954	139,520	(334)	139,186	58,559	(22,854)	35,705	65,906	(17,262)	48,644
Contribution margin [1]	43,738	4,200	47,938	47,353	(1,439)	45,914	3,181	1,068	4,249	(8,779)	3,761	(5,018)

	Diabetrics			Corporate			Total
Year December 31,2024	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	44,566	(17,260)	27,306	-	-	-	530,258	(156,463)	373,795
Contribution margin [1]	4,356	533	4,889	(9,030)	2,455	(6,575)	80,819	10,578	91,397
Administrative expenses	-	-	-	122,970	-	122,970	122,970	-	122,970
Finance expenses	-	-	-	30,601	-	30,601	30,601	-	30,601
Other expenses	-	-	-	22,413	-	22,413	22,413	-	22,413
(Loss) income before tax							(95,165)	10,578	(84,587)
	NextGel			Procaps Colombia			CAN			CASAND
Year 2023	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	243,035	(120,061)	122,974	148,270	(404)	147,866	75,663	(24,165)	51,498	96,324	(17,108)	79,216
Contribution margin 1	50,138	(3,791)	46,347	43,575	14	43,589	13,029	(175)	12,854	27,081	16,735	43,816

	Diabetrics			Corporate			Total
Year 2023	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	40,102	(17,908)	22,194	-	-	-	603,394	(179,646)	423,748
Contribution margin 1	212	(969)	(757)	(19,144)	16,203	(2,941)	114,891	28,017	142,908
Administrative expenses	-	-	-	98,279	-	98,279	98,279	-	98,279
Finance expenses	-	-	-	26,123	-	26,123	26,123	-	26,123
Other expenses	-	-	-	(27,454)	-	(27,454)	(27,454)	-	(27,454)
Income (loss) before tax							17,943	28,017	45,960

	NextGel			Procaps Colombia			CAN			CASAND
Year 2022	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	253,467	(131,100)	122,367	145,275	(2,985)	142,290	77,306	(22,461)	54,845	80,043	(17,062)	62,981
Contribution margin 1	66,752	(14,307)	52,445	44,594	156	44,750	18,681	(1,861)	16,820	14,602	14,869	29,471

	Diabetrics			Corporate			Total
Year 2022	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External	Total	Inter- segment eliminations	External
Revenue	34,466	(13,746)	20,720	-	-	-	590,557	(187,354)	403,203
Contribution margin[1]	2,965	116	3,081	38	(4,484)	(4,446)	147,632	(5,511)	142,121
Administrative expenses	-	-	-	104,686	-	104,686	104,686	-	104,686
Finance expenses	-	-	-	(37,926)	-	(37,926)	(37,926)	-	(37,926)
Other expenses	-	-	-	27,622	-	27,622	27,622	-	27,622
Income (loss) before tax							53,250	(5,511)	47,739

[1]	Contribution Margin is determined by subtracting sales and marketing expenses from gross profit. The Group’s customer revenue recognition (external revenue) policy has been consistent with inter-segment revenue generated.

Major customer

The Group does not have revenue from a single customer comprising more than ten percent of its consolidated revenue.

Geographical information

In presenting the geographic information, segment revenue is based on the geographical location of the customers.

	For the year ended December 31
	2024	2023	2022
South America	256,762	293,458	275,767
Central America	57,876	83,493	83,006
North America	49,850	39,026	34,237
Europe	9,307	7,771	10,193
Total	373,795	423,748	403,203